Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (29,908)	$ (15,923)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	133	75
Stock-based compensation	1,575
Change in fair value of convertible notes payable (related party)	13,332	7,090
Other expense related to warrant liability (related party)	(127)	35
Change in fair value of warrant liability	(942)
Change in fair value of Forward purchase agreement warrant liability	(842)
Change in fair value of Forward purchase agreement put option liability	69
Change in operating lease right-of-use assets (related party)	113	119
Change in inventory reserve	(99)	(41)
Changes in operating assets and liabilities:
Accounts receivable	(29)	47
Other receivable	(176)
Inventories	(10)	(194)
Prepaid expenses and other current assets	(828)	38
Accounts payable	551	342
Operating lease liabilities (related party)	(128)	(6)
Accrued expenses	(94)	133
Product warranty liability	(244)	(520)
Net cash used in operating activities	(17,654)	(8,805)
Cash flows from investing activities
Purchases of property and equipment	(153)	(218)
Net cash used in investing activities	(153)	(218)
Cash flows from financing activities
Proceeds from the issuance of convertible notes payable (related party)	10,000	8,000
Proceeds from the issuance of stock	109
Proceeds from the PIPE Transaction, the Forward Purchase Agreement, and the Business Combination, net of transaction costs	11,736
Issuance of warrants (related party)		92
Net cash provided by financing activities	21,845	8,092
Effect of exchange rate on cash and cash equivalents	(3)	(7)
Net increase (decrease) in cash	4,035	(938)
Cash at beginning of year	183	1,121
Cash at end of year	4,218	183
Supplemental disclosures of cash flow information
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activity
Deemed capital contribution from related party	18,702	4,722
Dividends on Series A Preferred Shares	1,349
SPAC excise tax liability recognized	2,248
Convertible debt exchanged for equity	27,493
Bridge note exchanged for equity	10,982
Series A Preferred Shares issued to PIPE investor in connection with the Merger	10,000
Prepaid forward purchase agreement	$ 1,384